JPMORGAN TRUST I

J.P. Morgan Municipal Bond Funds
JPMorgan California Tax Free Bond Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund
Prospectus dated July 1, 2010

J.P. Morgan Income Funds
JPMorgan Emerging Markets Debt Fund
JPMorgan Real Return Fund
JPMorgan Strategic Income Opportunities Fund
JPMorgan Total Return Fund
Prospectus dated July 1, 2010

J.P. Morgan Income Funds
JPMorgan Credit Opportunities Fund
Prospectus dated November 23, 2010

J.P. Morgan Income Funds
JPMorgan Inflation Managed Bond Fund
Prospectus dated March 12, 2010, as supplemented April 30, 2010

J.P. Morgan Income Funds
JPMorgan Multi-Sector Income Fund
Prospectus dated November 18, 2010

J.P. Morgan U.S. Equity Funds
JPMorgan Diversified Fund
JPMorgan Dynamic Small Cap Growth Fund
JPMorgan Growth and Income Fund
JPMorgan Intrepid America Fund
JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Multi Cap Fund
JPMorgan Intrepid Value Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Small Cap Equity Fund
JPMorgan U.S. Dynamic Plus Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Large Cap Value Plus Fund
JPMorgan U.S. Research Equity Plus Fund
JPMorgan U.S. Small Company Fund
JPMorgan Value Advantage Fund
Prospectuses dated November 1, 2010

J.P. Morgan U.S. Equity Funds
JPMorgan Mid Cap Core Fund
Prospectus dated November 29, 2010

JPMorgan Access Funds
JPMorgan Access Balanced Fund
JPMorgan Access Growth Fund
Prospectus dated November 1, 2010, as supplemented December 27, 2010

J.P. Morgan Tax Aware Funds
JPMorgan Tax Aware High Income Fund
Prospectus dated July 1, 2010

JPMORGAN TRUST II

J.P. Morgan Municipal Bond Funds
JPMorgan Arizona Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
Prospectus dated July 1, 2010

J.P. Morgan Income Funds
JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Limited Duration Bond Fund
JPMorgan Short Duration Bond Fund
JPMorgan Treasury & Agency Fund
Prospectus dated July 1, 2010

J.P. Morgan U.S. Equity Funds
JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Index Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
Prospectuses dated November 1, 2010

J.P. Morgan Investor Funds
JPMorgan Investor Balanced Fund
JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Growth & Income Fund
JPMorgan Investor Growth Fund
Prospectus dated November 1, 2010

J.P. Morgan Specialty Funds
JPMorgan U.S. Real Estate Fund
Prospectus dated May 1, 2010

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Funds
JPMorgan Realty Income Fund
Undiscovered Managers Behavioral Growth Fund
Undiscovered Managers Behavioral Value Fund
Prospectus dated December 31, 2010

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan U.S. Equity Funds
JPMorgan Growth Advantage Fund
Prospectus dated November 1, 2010

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

JPMorgan U.S. Equity Funds
JPMorgan Mid Cap Value Fund
Prospectus dated November 1, 2010

JPMORGAN VALUE OPPORTUNITIES FUND, INC.

JPMorgan Value Opportunities Fund
Prospectus dated November 1, 2010

(Class C Shares)

Supplement dated February 28, 2011
to the Prospectuses as dated above, as supplemented

Effective immediately, the text relating to the exchange privileges for Class C Shares under “How to Do Business with the Funds – EXCHANGING FUND SHARES” is hereby deleted and replaced with the following:

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Limited Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another J.P. Morgan Fund, including Class C Shares of any of the Short Term Bond Funds.  Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C Shares of the Short Term Bond Funds.

Class C Shares of any J.P. Morgan Fund (except any of the J.P. Morgan money market funds) may also be exchanged for Select Class or Institutional Class Shares of the same J.P. Morgan Fund provided you meet the eligibility requirements for the class you are exchanging into.  In addition, the Class C Shares that you wish to exchange must not currently be subject to any contingent deferred sales charge.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-CEX-L-211